Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Percentages of Total Sales and Accounts Receivable	The following table summarizes the percentages of total sales and accounts receivable, net for customers who accounted for 10% or more of the respective amounts for the periods presented:
	Revenue		Accounts Receivable
	Years Ended December 31,		As of December 31,
	2025	2024	2025	2024
Customer A	26%	27%	39%	91%
Customer B**	11%	19%	21%	*
Customer C**	41%	20%	40%	*
Customer D	*	13%	*	*

____________

*        Indicates customer portion represented less than 10% of the total account balance in the period presented.

**      Customer B and Customer C are U.S. federal government agencies and are considered a single customer under ASC 280-10-50-42.

Schedule of Straight Line Method Over Estimated Useful Lives of Assets	Property and equipment not acquired for a specific project, or that has alternative future use, is depreciated using the straight-line method over the estimated useful lives of the assets as follows:
Type	Estimated Useful Life
Machinery and equipment	7 years
Furniture and fixtures	4 years
Computer network equipment	3 – 4 years
Leasehold improvements	Shorter of the remaining lease term or estimated useful life